Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001414932
Registrant Name	Oaktree Specialty Lending Corporation
Registration File Number	333-269628
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES